Financial result and exchange gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2019
Financial result and exchange gains/(losses)
Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Interest income on bank deposits	€7,874	€1,371	€165
Net gains on current financial assets at FVTPL	6,525	2,323	210
Realized gain on non-current financial assets	—	—	875
Financial income	14,399	3,694	1,250

Financial expense	(124)	—	—

Realized exchange gains/(losses)	(338)	1,355	—
Unrealized exchange gains/(losses)	6,404	10,953	(5,797)
Exchange gains/(losses)	6,066	12,308	(5,797)